Consolidated Statements of Shareholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Cash dividends, per share	$ 0.98	$ 0.750
Common Stock
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Capital In Excess of Par Value
Issuance of stock in connection with dividend reinvestment plan, shares	4,492	4,109
Retained Earnings
Cash dividends, per share	$ 0.98	$ 0.750